Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Registrant Name	Neurogene Inc.
Document Type	S-1
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-0542593
Entity Address, Address Line One	535 W 24th St.
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	855
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Local Phone Number	508-3568
Entity Central Index Key	0001404644
Amendment Flag	false